Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2017
Business, Basis of Presentation, Business Combinations, Divestitures, License/Supply Agreement and Merger/Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Principals of Consolidation

These consolidated financial statements include the accounts of Aytu and its wholly-owned subsidiary, Aytu Women’s Health. All material intercompany transactions and balances have been eliminated.

Cash, Cash Equivalents and Restricted Cash

Aytu considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. Restricted cash consist primarily of a certificate of deposit investment account. Aytu’s investment policy is to preserve principal and maintain liquidity. The Company periodically monitors its positions with, and the credit quality of the financial institutions with which it invests. Periodically, throughout the year, Aytu has maintained balances in excess of federally insured limits.

Revenue Recognition

License Agreements and Royalties

Payments received upon signing of license agreements are for the right to use the license and are deferred and amortized over the lesser of the license term or patent life of the licensed drug. Milestone payments relate to obtaining regulatory approval, cumulative sales targets, and other projected milestones and are recognized at the time the milestones are achieved. Royalties will be recognized as revenue when earned.

Product & Service Sales

The Company recognizes revenue only when all of the following criteria have been met:

•	Persuasive evidence of an arrangement exists,
•	Delivery has occurred or services have been performed,
•	The fee for the arrangement is fixed or determinable, and
•	Collectability is reasonably assured.

Persuasive evidence of an arrangement exists - The Company documents all terms of an arrangement in a written contract by the customer prior to recognizing revenue.

Delivery has occurred or services have been performed - The Company delivers all products prior to recognizing revenue. Equipment is considered delivered upon delivery to a customer's designated location.

Device sales are recorded when products are shipped to customers. Drug sales are recorded when the product arrives at the customer’s dock. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded and are estimated at the time of sale.

The fee for the arrangement is fixed or determinable - Prior to recognizing revenue, a customer's fee is either fixed or determinable under the terms of the written contract.

Collectability is reasonably assured - The Company determines that collectability is reasonably assured prior to recognizing revenue. Collectability is assessed on a customer-by-customer basis based on criteria outlined by management. New customers are subject to a credit review process, which evaluates the customer's financial position and ultimately its ability to pay. The Company does not enter into arrangements unless collectability is reasonably assured at the outset. Existing customers are subject to ongoing credit evaluations based on payment history and other factors. If it is determined during the arrangement that collectability is not reasonably assured, revenue is recognized on a cash basis.

Estimated Sales Returns and Allowances

Aytu records estimated reductions in revenue for potential returns of products by customers. As a result, management must make estimates of potential future product returns and other allowances related to current period product revenue. In making such estimates, management analyzes historical returns, current economic trends and changes in customer demand and acceptance of our products. If management were to make different judgments or utilize different estimates, material differences in the amount of the Company’s reported revenue could result. As of June 30, 2017 and 2016, we accrued $58,000 and $284,000, respectively, in our estimated returns allowance.

Shipping and Handling

The Company's shipping and handling costs are included in cost of goods sold for all periods presented.

Accounts Receivable

Accounts receivable are recorded at their net realized value. Aytu evaluates collectability of accounts receivable on a quarterly basis and records a valuation allowance accordingly. As of June 30, 2017 we had an allowance for doubtful accounts of $44,000, and as of June 30, 2016, there had been an allowance for doubtful accounts of $41,000.

Concentration of Business Risks

The following counterparties contributed greater than 10% of the Company's total revenue during the year ended June 30, 2017 and 2016, respectively. The revenue from these counterparties as a percentage of total revenue was as follows:

	Year Ended June 30,
	2017	2016
Customer A	34%	-
Customer B	22%	-
Customer C	18%	-
Customer D	0%	86%

The loss of one or more of the Company's significant partners or collaborators could have a material adverse effect on its business, operating results or financial condition. Although the Company is impacted by economic conditions in the biotechnology and pharmaceutical sectors, management does not believe significant credit risk exists as of June 30, 2017.

We are also subject to credit risk from our accounts receivable related to our product sales. Historically, we have not experienced significant credit losses on our accounts receivable and we do not expect to have write-offs or adjustments to accounts receivable which would have a material adverse effect on our financial position, liquidity or results of operations. As of June 30, 2017, three customers accounted for 60% of gross accounts receivable. As of June 30, 2016, one customer accounted for 69% of gross accounts receivable.

	Year Ended June 30,
	2017	2016
Customer A	25%	-
Customer B	17%	-
Customer C	18%	-
Customer D	0%	69%

Inventories

Inventories consist of raw materials, work in process and finished goods and are recorded at the lower of cost or net realizable value, with cost determined on a first-in, first-out basis. Aytu periodically reviews the composition of its inventories in order to identify obsolete, slow-moving or otherwise unsaleable items. If unsaleable items are observed and there are no alternate uses for the inventory, Aytu will record a write-down to net realizable value in the period that the impairment is first recognized. We currently have a reserve of $311,000 for slow moving inventory as of June 30, 2017 and $199,000 at June 30, 2016.

Inventory consist of the following:

	June 30,
	2017	2016
Raw materials	$442,000	$77,000
Work in process	442,000	-
Finished goods	738,000	647,000
Reserve	(310,000)	(199,000)
	$1,312,000	$525,000

Trading Securities

Trading securities are carried at fair value with realized and unrealized gains and losses recorded in earnings.

Fixed Assets

Fixed assets are recorded at cost. After being placed in service, the fixed assets are depreciated using the straight-line method over estimated useful lives. Fixed assets consist of the following:

	Estimated	June 30,
	Useful Lives in years	2017	2016

Office equipment, furniture and other	2 - 5	$405,000	$201,000
Lab equipment	3 - 5	111,000	90,000
Leasehold improvements	3	287,000	45,000
Manufacturing equipment	2 - 5	90,000	7,000
Less accumulated depreciation and amortization		(246,000)	(112,000)

Fixed assets, net		$647,000	$231,000

Aytu recorded the following depreciation expense in the respective periods:

	Year Ended June 30,
	2017	2016

Depreciation expense	$134,000	$51,000

Patents

Costs of establishing patents, consisting of legal and filing fees paid to third parties, are expensed as incurred. The fair value of the Zertane patents, determined by an independent third party appraisal, was $500,000. The Zertane patents were acquired in connection with the 2011 acquisition of DMI BioSciences by Ampio, the former parent company of Aytu, and were being amortized over the remaining U.S. patent lives of approximately 11 years, which were to expire in March 2022. In fiscal 2016, we redirected our resources towards our commercial-stage products and the Company determined that this asset had no further value as the Company did not have the resources to complete the necessary clinical trials and bring it to market before the patents expired. The remaining fair value of the Zertane patents were expensed as of June 30, 2016.

The cost of the Luoxis patents were $380,000 when they were acquired in connection with the 2013 formation of Luoxis and are being amortized over the remaining U.S. patent lives of approximately 15 years, which expires in March 2028. Patents consist of the following:

	June 30,
	2017	2016

Patents	$880,000	$880,000
Less accumulated amortization	(609,000)	(583,000)

Patents, net	$271,000	$297,000

Aytu recorded the following amortization expense in the respective periods:

	Year Ended June 30,
	2017	2016

Amortization expense	$26,000	$332,000

Future amortization from the year ended June 30, 2017 is as follows:

2018	$25,000
2019	25,000
2020	25,000
2021	25,000
2022	25,000
Thereafter	146,000
$271,000

Business Combinations

The Company accounts for its business acquisitions under the acquisition method of accounting as indicated in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 805, “Business Combinations”, which requires the acquiring entity in a business combination to recognize the fair value of all assets acquired, liabilities assumed, and any non-controlling interest in the acquired business; and establishes the acquisition date as the fair value measurement point. Accordingly, the Company recognizes assets acquired and liabilities assumed in business combinations, including contingent assets and liabilities and non-controlling interest in the acquiree, based on the fair value estimates as of the date of acquisition. In accordance with ASC 805, the Company recognizes and measures goodwill as of the acquisition date, as the excess of the fair value of the consideration paid over the fair value of the identified net assets acquired.

Goodwill

The Nuelle, ProstaScint and Primsol purchase price allocations were based upon an analysis of the fair value of the assets and liabilities acquired. The final purchase price may be adjusted up to one year from the date of the acquisition. Identifying the fair value of the tangible and intangible assets and liabilities acquired required the use of estimates by management, and were based upon currently available data, as noted below.

The Company allocated the excess of purchase price over the identifiable intangible and net tangible assets to goodwill. Such goodwill is not deductible for tax purposes and represents the value placed on entering new markets and expanding market share.

The Company tests its goodwill for impairment annually, or whenever events or changes in circumstances indicate an impairment may have occurred, by comparing the carrying value to its implied fair value. Impairment may result from, among other things, deterioration in the performance of the acquired business, adverse market conditions, adverse changes in applicable laws or regulations and a variety of other circumstances. If the Company determines that an impairment has occurred, it is required to record a write-down of the carrying value and charge the impairment as an operating expense in the period the determination is made. In evaluating the recoverability of the carrying value of goodwill, the Company must make assumptions regarding estimated future cash flows and other factors to determine the fair value of the acquired assets. Changes in strategy or market conditions could significantly impact those judgments in the future and require an adjustment to the recorded balances. The goodwill was recorded as part of the acquisition of ProstaScint that occurred on May 20, 2015, Primsol that occurred on October 5, 2015 and Nuelle that occurred on May 5, 2017. There was an impairment of $74,000 related to the ProstaScint goodwill for the year ended June 30, 2017.

Use of Estimates

The preparation of financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions include valuation allowances, stock-based compensation, warrant valuation, purchase price allocation, valuation of contingent consideration, sales returns and allowances, useful lives of fixed assets, collectability of accounts receivable, and assumptions in evaluating impairment of definite and indefinite lived assets. Actual results could differ from these estimates.

Income Taxes

Aytu has been included in the consolidated tax returns of Ampio, the former parent company of Aytu, for tax years ended on or before December 31, 2015. As of January 2016, due to the decrease in Ampio’s ownership percentage of Aytu stock, Aytu will begin to file tax returns separate from Ampio. For all consolidated tax return periods, Aytu's taxes were computed and reported on a "separate return" basis for these financial statements. Deferred taxes are provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred taxes are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The amount of income taxes and related income tax positions taken are subject to audits by federal and state tax authorities. The Company has adopted accounting guidance for uncertain tax positions which provides that in order to recognize an uncertain tax position, the taxpayer must be more likely than not of sustaining the position, and the measurement of the benefit is calculated as the largest amount that is more than 50% likely to be realized upon settlement with the taxing authority. The Company believes that it has no material uncertain tax positions. The Company's policy is to record a liability for the difference between the benefits that are both recognized and measured pursuant to FASB ASC 740-1 "Accounting for Uncertainty in Income Taxes-an interpretation of FASB Statement 109" (ASC 740-10) and tax position taken or expected to be taken on the tax return. Then, to the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The Company reports tax-related interest and penalties as a component of income tax expense. During the periods reported, management of the Company has concluded that no significant tax position requires recognition under ASC 740-10.

Stock-Based Compensation

Aytu accounts for share based payments by recognizing compensation expense based upon the estimated fair value of the awards on the date of grant. The Company determines the estimated grant fair value using the Black-Scholes option pricing model and recognizes compensation costs ratably over the period of service using the graded method.

Research and Development

Research and development costs are expensed as incurred with expenses recorded in the respective period.

Income (Loss) Per Common Share

Basic income (loss) per common share is calculated by dividing the net income (loss) available to the common shareholders by the weighted average number of common shares outstanding during that period. Diluted net loss per share reflects the potential of securities that could share in the net loss of Aytu. Basic and diluted loss per share was the same in 2017 and 2016. Although there were common stock equivalents of 367,312 and 126,239 shares outstanding at June 30, 2017 and 2016, respectively, consisting of stock options and warrants; they were not included in the calculation of the diluted net loss per share because they would have been anti-dilutive.

Fair Value of Financial Instruments

The carrying amounts of financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and other current assets and other liabilities approximate their fair value due to their short maturities. The fair value of acquisition-related contingent consideration is based on estimated discounted future cash flows and assessment of the probability of occurrence of potential future events. The fair values of marketable securities is based on quoted market prices, if available, or estimated discounted future cash flows.

Derivative Liability

Aytu accounts for liability warrants by recording the fair value of each instrument in its entirety and recording the fair value of the warrant derivative liability. The fair value of the financial instruments and related warrants were calculated using a Monte Carlo based valuation model. We recorded a derivative expense at the inception of the instrument reflecting the difference between the fair value and cash received. Changes in the fair value in subsequent periods was recorded as unrealized gain or loss on fair value of debt instruments for the financial instruments and to derivative income or expense for the warrants.

The fair value of the warrants issued to the placement agents in connection with the registered offering were valued using the Black-Scholes valuation methodology. Changes in the fair value in subsequent periods were recorded to derivative income or expense.

Adoption of Newly Issued Accounting Pronouncements

In November 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-18, "Statement of Cash Flows: Restricted Cash."  The amendments address diversity in practice that exists in the classification and presentation of changes in restricted cash on the statement of cash flows.  ASU 2016-18 is effective for the fiscal year commencing after December 15, 2017. During fiscal 2017, the Company early adopted this pronouncement, the impact of which was minimal, which is now shown on the statements of cash flows within cash and cash equivalents.

In August 2016, the FASB issued ASU 2016-15 “Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments,” which provides guidance on the presentation of certain cash receipts and cash payments in the statement of cash flows in order to reduce diversity in existing practice. ASU 2016-15 is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted. During fiscal 2017, the Company early adopted this standard. The primary cash flow categorization that will impact the Company will be contingent consideration payments, however, no such payments have been made to date.

In March 2016, the FASB issued ASU 2016-09, “Compensation –Stock Compensation (Topic 718): Improvements to Employee Share Based Payment Accounting.” The standard includes multiple provisions intended to simplify various aspects of the accounting for share based payments. The amendments are expected to impact net income, earnings per share, and the statement of cash flows. Implementation and administration may present challenges to companies with significant share based payment activities. The amendments are effective for public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The Company adopted this standard during fiscal, 2017. Aytu has elected to account for forfeitures as they occur, rather than estimate expected forfeitures. Prior to adopting this standard, the Company had not estimated any forfeitures, therefore, no adjustments were necessary. Aytu is also operating at a net operating loss, therefore, there was no tax implication.

In July 2015, the FASB issued ASU 2015-11, “Simplifying the Measurement of Inventory.”  ASU 2015-11 clarifies that inventory should be held at the lower of cost or net realizable value.  Net realizable value is defined as the estimated selling price, less the estimated costs to complete, dispose and transport such inventory.  ASU 2015-11 was effective for fiscal years and interim periods beginning after December 15, 2016.  ASU 2015-11 is required to be applied prospectively.  The amendments in ASU 2015-11 were adopted by the Company during fiscal 2017. The adoption of this standard did not have an impact on the Company’s financial position or results of operations.

In August 2014, the FASB issued ASU 2014-15, “Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). ASU 2014-15 is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. The amendments in this ASU are effective for reporting periods ending after December 15, 2016. The Company adopted this standard during fiscal 2017 and has included the required disclosure in the Company’s financial statements (Note 3).

Recently Issued Accounting Pronouncements, Not Adopted as of June 30, 2017

In May 2017, the FASB issued ASU No. 2017-09, “Compensation-Stock Compensation (Topic 718) Scope of Modification Accounting (ASU 2017-09).” ASU 2017-09 clarifies which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The standard is effective for interim and annual reporting periods beginning after December 15, 2017, with early adoption permitted. The Company is currently evaluating the impact of its adoption of this standard on its financial statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles - Goodwill and Other (Topic 350).” The amendment simplifies the subsequent measurement of goodwill by removing the second step of the two-step impairment test. The amendment requires an entity to perform its annual, or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The amendment should be applied on a prospective basis. ASU 2017-04 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not believe that adoption of this amendment will have a material impact on its financial statements.

In January 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805) Clarifying the Definition of a Business.” The amendment clarifies the definition of a business, which is fundamental in the determination of whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This determination is important given the diverging accounting models used for each type of transaction. The guidance is generally expected to result in fewer transactions qualifying as business combinations. The amendment is effective prospectively for public business entities for interim and annual periods beginning after December 15, 2017, including interim periods within those periods. Early adoption is permitted. The Company does not expect an immediate impact on its financial statements from this codification however, if Aytu seeks to purchase additional assets in the future it could have an impact if that purchase is accounted for as a business combination or an asset purchase.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842).” The new standard establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for leases for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is currently evaluating the impact of its adoption of this standard on its financial statements.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments - Recognition and Measurement of Financial Assets and Financial Liabilities (Topic 825). ASU No. 2016-01 revises the classification and measurement of investments in certain equity investments and the presentation of certain fair value changes for certain financial liabilities measured at fair value. ASU No. 2016-01 requires the change in fair value of many equity investments to be recognized in net income. ASU No. 2016-01 is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted.  Adopting ASU No. 2016-01 may result in a cumulative effect adjustment to the consolidated statement of equity retained earnings as of the beginning of the year of adoption. The Company is currently evaluating the impact of this standard on its financial statements.

In May 2014, the FASB issued ASU 2014-09, Topic 606, Revenue from Contracts with Customers (the "New Revenue Standard"). The amendments in this ASU provide a single model for use in accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. The core principle of the new ASU is that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. New disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers are also required. In August 2015, the FASB issued ASU 2015-14 which deferred the effective date of the New Revenue Standard. In 2016, the FASB issued ASU 2016-08, ASU 2016-10, ASU 2016-11, and ASU 2016-12 to clarify, among other things, the implementation guidance related to principal versus agent considerations, identifying performance obligations, and accounting for licenses of intellectual property. The guidance also requires expanded disclosures relating to the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Additionally, qualitative and quantitative disclosures are required about customer contracts, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract.  The New Revenue Standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early application is permitted for interim and annual periods beginning after December 5, 2017. The amendments in this update are to be applied on a retrospective basis, either to each prior reporting period presented or by presenting the cumulative effect of applying the update recognized at the date of initial application. The New Revenue Standard will be effective for the Company in fiscal 2019. We will adopt the standard in our third quarter of fiscal 2018 and preliminarily expect to use the modified prospective method. However, we are continuing to evaluate the impact of the standard, and our adoption method is subject to change. We currently do not anticipate these standards to have a material impact on our consolidated financial statements outside of the expanded disclosure requirements.